--------------------------------------------------------------------------------
DUNCAN-HURST MUTUAL FUNDS
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SEMI-ANNUAL REPORT
SEPTEMBER 30, 2002
(Unaudited)

                             AGGRESSIVE GROWTH FUND
                           INTERNATIONAL GROWTH FUND

                              WWW.DUNCAN-HURST.COM



                           Duncan-Hurst Mutual Funds

Report from the Founder and CIO, Beau Duncan

Dear Shareholder:

     The last six months have been a difficult market environment with all major indices posting negative returns. Concerns over the tension in the Middle East, the lack of confidence in corporate management, equity valuations and an uncertain economic outlook, all combined to keep investors out of the market.

     Corporate spending continued to be weak, while the consumer solely fueled the economy. Falling interest rates have triggered a tremendous level of mortgage refinancing. The pool of loans being refinanced was not only large, but also relatively old. This meant that the home values had appreciated substantially, enabling homeowners to extract record levels of cash from their home.

     Recognizing  we were in an  environment  where the  consumer  was  spending money, but Corporate America was not, we began to shift the portfolio by overweighting consumer related sectors and underweighting technology. Looking forward, we anticipate remaining underweight in technology and broadly diversified across the other market sectors.

     September 30, 2002 saw the closing of two of the Duncan-Hurst Funds and the discontinuation of the R Class fund share. This was a difficult decision and due in part as a result of our wish to continue to focus on our institutional investor roots. The Duncan-Hurst Large Cap Growth-20 Fund and the Technology Fund were closed and to its shareholders - it was our privilege to serve you. Many of the Class R shareholders of the Aggressive Growth Fund and the International Growth Fund were converted to Class I shares and will enjoy the benefit of a lower expense ratio.

     Fund results and a more detailed profile are presented in this annual report. For any additional information we invite you to visit our website at www.duncan-hurst.com or call 1-800-558-9105.

     Thank you for your investment in Duncan-Hurst Mutual Funds. We appreciate your continued commitment to the Funds.

     Sincerely,

/s/ William H. Duncan, Jr.

William H. "Beau" Duncan, Jr.
Chairman

Mutual fund investing involves risk; loss of principal is possible.

This material must be preceded or accompanied by a current prospectus.

Quasar  Distributors,  LLC,  distributor.  (11/02)


Aggressive Growth Fund Market Review

The Duncan-Hurst Aggressive Growth Fund outperformed its benchmark, the Russell Midcap Growth Index, by 9% over the last 6 months.

The Fund outperformed in part due to our increased focus on consumer growth. Within the sector we benefited from the low interest rate and low inflation environment specifically participating in industries such as home building, home related retailers and restaurants. These industries have also benefited from the continuation of the "nesting" effect. Another factor affecting consumer spending is home refinancing. The third quarter saw mortgage rates fall to levels not seen in decades, which triggered a tremendous level of mortgage refinancing. The pool of loans being refinanced was not only large, but also relatively old with an average age of approximately four years. Home values had appreciated substantially, enabling homeowners to extract record levels of cash from their homes.

Another element of our outperformance was our underexposure to technology. Overcapacity and poor pricing has led to the underperformance of this sector. There were, however, a few selective bright spots within the technology sector where we focused. They included consumer-related companies benefiting from consumer spending on electronic hardware and video game software.

Looking forward, we are closely watching for improvement in the earnings growth and the fundamentals of technology companies. Until then we anticipate remaining underweight in technology and diversified across the other market sectors. The jury is still out on the timing and strength of the much-anticipated economic recovery and we expect to remain more conservatively invested until there is greater evidence that the economic recovery is truly underway.

The total return for the twelve months ended September 30, 2002 and the average annual total return from inception on October 19, 1999 through September 30, 2002 for the Fund, was -27.59% and -27.00%, respectively.

The total return for the twelve months ended September 30, 2002 and the average annual total return from inception on October 19, 1999 through September 30, 2002 for the Russell Midcap Growth Index was -15.51% and -12.23%, respectively.

Past performance is no indication of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The returns assume reinvestment of dividends and capital gains.



                Duncan-Hurst Aggressive Growth Fund

SCHEDULE OF INVESTMENTS at September 30, 2002 (Unaudited)




Shares                          Value

COMMON STOCKS: 115.3%
Aerospace/Defense: 4.1%
   3,125 Alliant
          Techsystems Inc.*   $ 216,406
--------------------------------------------------------------------------------

Auto/Home Supplies: 1.2%
     790 AutoZone, Inc.*         62,299
--------------------------------------------------------------------------------

Beverages: 3.5%
   5,760 Constellation
          Brands, Inc.*         133,056
   2,290 The Pepsi Bottling
          Group, Inc.            53,586
--------------------------------------------------------------------------------
                                186,642

Biotechnology: 2.1%
   3,400 Gilead Sciences, Inc.* 114,002
--------------------------------------------------------------------------------

Carpets/Rugs: 1.7%
   1,810 Mohawk Industries, Inc.*89,867
--------------------------------------------------------------------------------

Casino/Hotels: 3.5%
   2,900 Boyd Gaming Corp.*      54,143
   2,710 Harrah's
          Entertainment, Inc.*  130,649
--------------------------------------------------------------------------------
                                184,792

Communications Equipment: 5.4%
   5,470 L-3 Communications
          Holdings, Inc.*       288,269
--------------------------------------------------------------------------------

Data Processing: 0.8%
     982 Affiliated Computer
          Services, Inc.*        41,784
--------------------------------------------------------------------------------

Dental Supplies/Equipment: 3.8%
   3,960 Patterson Dental Co.*  202,673
--------------------------------------------------------------------------------

Educational Services: 5.9%
   3,510 Apollo Group, Inc.*    152,439
   4,959 University of Phoenix
          Online *              159,432
--------------------------------------------------------------------------------
                                311,871

Financial Institutions: 7.8%
   1,630 City National Corp.     76,235
   3,500 Commerce Bancorp, Inc. 145,285
   3,130 Doral Financial Corp.   75,558

Financial Institutions: (continued)
     550 New York Community
          Bancorp, Inc.        $ 15,494
   2,830 Southwest
          Bancorp
          of Texas, Inc.*       103,040
--------------------------------------------------------------------------------
                                415,612

Glass Products: 0.8%
   1,660 Gentex Corp.*           45,135
--------------------------------------------------------------------------------

Grocery/Food Stores: 7.2%
   5,520 Dean Foods Co.*        219,586
   3,880 Whole Foods
          Market, Inc.*         166,219
--------------------------------------------------------------------------------
                                385,805

Health/Medical Services: 9.1%
   2,950 ChoicePoint, Inc.*     105,138
   2,430 Coventry Health
          Care Inc.*             78,975
   5,290 First Health
          Group Corp.*          143,465
   7,300 Health Net, Inc.*      156,585
--------------------------------------------------------------------------------
                                484,163

Home Furniture/Furnishing
Stores: 3.6%
   5,440 Pier 1 Imports, Inc.   103,741
   3,730 Williams-Sonoma, Inc.*  88,140
--------------------------------------------------------------------------------
                                191,881

Hospitals: 3.7%
   5,200 Triad Hospitals, Inc.* 197,340
--------------------------------------------------------------------------------

Household Audio and
Video Equipment: 3.2%
   3,300 Harman International
          Industries, Inc.      172,327
--------------------------------------------------------------------------------

Industrial/Commercial
Machinery: 3.5%
   3,700 AGCO Corp.*             85,840
   2,350 Varian Medical
          Systems, Inc.*        101,027
--------------------------------------------------------------------------------
                                186,867

Industrial Gases: 1.7%
   1,790 Praxair, Inc.           91,487
--------------------------------------------------------------------------------
See accompanying Notes to Financial Statements.


                Duncan-Hurst Aggressive Growth Fund


  Shares                        Value
Insurance: 2.9%
   2,940 Hilb, Rogal &
          Hamilton Co.        $ 121,275
   1,270 The PMI Group, Inc.     34,557
--------------------------------------------------------------------------------
                                155,832

Medical Products: 2.4%
   3,530 St. Jude Medical, Inc.*126,021
--------------------------------------------------------------------------------

Medical Services 2.7%
   6,490 Caremark Rx, Inc.*     110,330
   7,200 WebMD Corp.*            36,360
--------------------------------------------------------------------------------
                                146,690

Metal Cans: 3.5%
   3,650 Ball Corp.             183,923
--------------------------------------------------------------------------------

Oil/Gas Field Services: 2.0%
   2,210 ENSCO International,
          Inc.                   55,338
   1,900 Patterson-UTI
          Energy, Inc.*          48,469
--------------------------------------------------------------------------------
                                103,807

Operative Builders: 7.9%
   2,210 KB Home                107,936
   3,730 Lennar Corp.           208,059
   2,780 The Ryland Group       103,333
--------------------------------------------------------------------------------
                                419,328

Personal Services: 2.9%
   3,510 Weight Watchers        152,194
--------------------------------------------------------------------------------

Research: 2.3%
   2,500 Moody's Corp.          121,250
--------------------------------------------------------------------------------

Restaurants: 7.3%
     360 Applebee's
          International, Inc.     7,891
   3,430 CBRL Group, Inc.        78,273
   6,325 Darden Restaurants,
          Inc.                  153,318
   4,480 Wendy's
          International, Inc.   148,333
--------------------------------------------------------------------------------
                                387,815

Retail: 4.7%
     820 Michaels Stores, Inc.*  37,474
   8,860 PETsMART, Inc.*        157,797
   3,126 TJX Companies, Inc.     53,142
--------------------------------------------------------------------------------
                                248,413

Software: 2.6%
   2,124 Electronic Arts,
          Inc.*               $ 140,099
      49 MicroStrategy Inc.*        398
     297 MicroStrategy Inc. -
          Warrant*                   45
--------------------------------------------------------------------------------
                                140,542

Theatrical Producers: 1.5%
   2,180 Westwood One, Inc.*     77,935
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (cost $6,355,127)          6,132,972
--------------------------------------------------------------------------------

Principal
Amount
--------------------------------------------------------------------------------

CONVERTIBLE BONDS: 0.0%
 $12,500 MicroStrategy Inc.,
          7.50%,   6/24/2007      2,562
--------------------------------------------------------------------------------

TOTAL CONVERTIBLE BONDS
   (cost $0)                      2,562
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS: 0.2%
Money Market Investment: 0.2%
  $7,984 UMB Money Market
          Fiduciary,
          0.5458%, 12/31/2031     7,984
--------------------------------------------------------------------------------

TOTAL SHORT-TERM
   INVESTMENTS
   (cost $7,984)                  7,984
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN
   SECURITIES: 115.5%
   (cost $6,363,111)          6,143,518

Liabilities in excess of Other Assets:

   (15.5%)                     (823,368)
--------------------------------------------------------------------------------

NET ASSETS: 100.0%          $ 5,320,150
================================================================================

*    Non-income producing security.
+ At September 30, 2002, the basis of investments for federal income tax purposes was $6,405,661. Unrealized appreciation and depreciation were as follows:

  Gross unrealized appreciation $  84,709
  Gross unrealized depreciation  (346,852)
--------------------------------------------------------------------------------
   Net unrealized depreciation$ (262,143)
================================================================================

See accompanying Notes to Financial Statements.

                    International Growth Fund Market Review

The Duncan-Hurst International Growth Fund underperformed MSCI EAFE by 3% over the last six months.

The 2nd quarter began with an overweight in mostly Asian information technology stocks that were experiencing a significant acceleration in earnings. However, much like other Asian information technology companies, by mid-quarter it became apparent that the weaker-than-expected economic environment would constrain their revenue growth in the second quarter. These assets were consequently reallocated to the consumer discretionary area where growth remained steady.

In the 3rd quarter investors priced in a double dip growth scenario, selling off cyclical stocks in favor of the more defensive ones. Consequently, the Fund's overweight position in consumer cyclical stocks with above average growth, resulted in underperformance. This was true not only at the sector level but at the country level where our overweight in the more cyclical Asian economies also contributed to the underperformance. Positive contributions were made from our underweight in European financial services.

Clearly the global economic recovery is much weaker than what was expected at the beginning of the year. The return of business spending has yet to materialize and is depressing overall economic growth. The process of working off heavy debt loads, reducing industry overcapacity, developing new corporate accounting and governance standards, and achieving more visibility on the aftereffects of a war with Iraq are proving to be longer-term issues, depressing sentiment and extending this bear market. The bright spot is that the low interest rate environment continues to support the consumer segment of the economy. The Fund will continue to overweight those companies with near-term growth visibility-most of which we believe happen to be in the consumer arena.

The International Growth Fund invests in foreign securities which may involve greater volatility and political, economic and currency risk and differences in accounting methods.

The total return for the twelve months ended September 30, 2002 and the average annual total return from inception on June 30, 1999 through September 30, 2002 for the Fund, was -11.72% and -8.03%, respectively.

The total return for the twelve months ended September 30, 2002 and the average annual total return from inception on June 30, 1999 through September 30, 2002 for the MSCI EAFE Index was -15.53% and -12.39%, respectively.

Past performance is no indication of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The returns assume reinvestment of dividends and capital gains.


                     Duncan-Hurst International Growth Fund



Shares                          Value
COMMON STOCKS: 98.8%
Australia: 1.1%
 309,414 Goodman Fielder Ltd.$  274,071
--------------------------------------------------------------------------------
Canada: 7.2%
   8,850 CHC Helicopter Corp.   178,875
  51,140 CoolBrands
          International, Inc.*  230,198
  10,410 Cott Corp.*            157,712
   5,390 Fairmont Hotels &
          Resorts, Inc.         128,282
   7,650 Masonite
          International Corp.*  115,170
  24,940 Methanex Corp.         213,992
  15,155 Molson, Inc.           296,183
  15,450 Precision Drilling
          Corp.*                465,045
--------------------------------------------------------------------------------
                              1,785,457

Finland: 1.7%
  32,130 Nokia OYJ              425,722
--------------------------------------------------------------------------------

France: 7.4%
   7,870 Aventis SA             412,246
   4,700 BNP Paribas SA         153,198
   7,230 Renault SA             311,480
   4,860 Sanofi-Synthelabo SA   274,029
  10,440 Total Fina Elf SA      687,474
--------------------------------------------------------------------------------
                              1,838,427

Germany: 3.9%
   7,530 Bayerische Motoren
          Werke AG              241,489
   7,820 Deutsche Boerse AG     255,713
     510 Porsche AG             211,801
   8,860 Singulus
          Technologies AG *     110,307
   4,600 Stada Arzneimittel AG  161,449
--------------------------------------------------------------------------------
                                980,759

Hong Kong: 2.6%
  76,500 Bank of East Asia, Ltd.134,372
  86,000 Esprit Holdings Ltd.   132,314
 690,000 Tingyi Holding Corp.   187,990
 184,000 Tong Ren Tang
          Technologies
          Co. Ltd.              205,241
--------------------------------------------------------------------------------
                                659,917

India: 1.4%
  18,458 Ranbaxy
          Labroratories Ltd. $  357,155

Indonesia: 1.3%
4,226,000 PT Kalbe Farma Tbk*   112,772
  29,850 PT Telekomunikasi
          Indonesia             221,786
--------------------------------------------------------------------------------
                                334,558

Israel: 1.0%
   3,620 Teva Pharmaceutical
          Industries Ltd.       242,540
--------------------------------------------------------------------------------

Italy: 3.3%
  30,380 Banco Popolare di
          Verona e Novara Scrl  346,810
  33,600 Merloni Elettro
          domestici SpA         337,118
   9,410 Permasteelisa SpA      135,966
--------------------------------------------------------------------------------
                                819,894

Japan: 29.7%
  11,000 Canon, Inc.            359,619
  10,900 Credit Saison Co., Ltd.239,507
  10,100 Denso Corp.            164,351
   5,200 Don Quijote Co., Ltd.  525,383
  10,000 FamilyMart Co., Ltd.   236,159
   5,000 Fanuc Ltd.             223,427
  37,000 Hokuetsu Paper
          Mills, Ltd.           207,582
  10,300 Honda Motor Co., Ltd.  417,111
  16,800 JFE Holdings, Inc.*    188,231
  11,000 Kao Corp.              242,607
  79,000 Mazda Motor Corp.      185,593
   5,300 Murata Manufacturing
          Co., Ltd.             269,920
   4,200 Nichii Gakkan Co.      205,964
   5,300 Nitto Denko Corp.      134,525
     170 NTT DoCoMo, Inc.       290,456
  15,500 Sega Corp.*            289,655
   8,000 Seven-Eleven
          Japan Co., Ltd.       270,741
   3,600 Shimamura Co., Ltd.    224,742
  18,100 Shimano, Inc.          271,337
   5,900 Shin-Etsu
          Chemical Co., Ltd.    195,310
   8,000 Sony Corp.             335,798


See accompanying Notes to Financial Statements.

                     Duncan-Hurst International Growth Fund



  Shares                        Value
Japan: (continued)
  53,000 Sumitomo
          Chemical Co., Ltd.  $ 203,310
   5,900 Takeda Chemcial
          Industries, Ltd.      237,958
  67,000 Tosoh Corp.            143,642
  12,000 Tostem Inax
          Holding Corp.         174,963
  34,000 Tsumura & Co.*         304,140
   6,200 USS Co., Ltd.          271,448
      37 Yahoo Japan Corp.*     458,930
   5,600 Yamada Denki Co., Ltd. 143,059
--------------------------------------------------------------------------------
                              7,415,468

Mexico: 1.0%
 120,360 Wal-Mart de Mexico
          SA de CV              251,828
--------------------------------------------------------------------------------

Netherlands: 4.4%
  25,770 Aegon NV*              241,960
   5,790 IHC Caland NV          263,234
   7,320 Unilever NV            433,354
   8,430 Wolters Kluwer NV      152,470
--------------------------------------------------------------------------------
                              1,091,018

Singapore: 1.2%
  60,000 City Developments Ltd. 158,668
 237,000 People's Food
          Holdings Ltd.         126,014
--------------------------------------------------------------------------------
                                284,682

South Korea: 1.7%
   1,030 Samsung Electronics
          Co., Ltd.             250,425
   3,140 Samsung Fire & Marine
          Insurance Co., Ltd.   182,609
--------------------------------------------------------------------------------
                                433,034

Spain: 2.9%
   8,320 Actividades de
          Construccion y
          Servicios, SA (ACS)   229,092
  34,580 Amadeus Global Travel
          Distribution SA       144,909
  14,110 Grupo Ferrovial SA     348,636
--------------------------------------------------------------------------------
                                722,637

Sweden: 1.9%
  10,820 Autoliv, Inc.        $ 227,544
   9,130 Perbio Science*        117,664
  17,060 Trelleborg AB          134,309
--------------------------------------------------------------------------------
                                479,517

Switzerland: 7.9%
   5,370 Logitech
          International SA*     151,273
  14,920 Micronas Semiconductor
          Holding AG*           205,084
  13,820 Novartis AG            549,068
  18,500 Saurer AG*             307,664
   3,980 Syngenta AG            217,209
  12,890 UBS AG                 536,354
--------------------------------------------------------------------------------
                              1,966,652

Thailand: 5.0%
 360,200 Adkinson Securities
          Public Co., Ltd.*      89,925
 183,750 Adkinson Securities -
          Warrant*                    0
 183,750 Adkinson Securities -
          Warrant*                    0
 132,000 Bangkok Bank Public
          Co., Ltd.*            161,720
 192,350 Capital Nomura
          Securities PCL*       148,953
1,320,000 Industrial Finance
          Corporation of
          Thailand*             167,822
 161,500 Land and House Public
          Co., Ltd.             235,194
 415,500 Thai Farmers Bank
          Public Co., Ltd.*     244,920
 428,200 TISCO Finance PCL*     204,034
--------------------------------------------------------------------------------
                              1,252,568


See accompanying Notes to Financial Statements.

                     Duncan-Hurst International Growth Fund




Shares                          Value
United Kingdom: 12.2%
 100,300 ARM Holdings PLC*    $ 195,615
   6,120 BP PLC                 244,188
   5,690 Diageo PLC             283,988
 168,500 Game Group PLC         282,247
  47,340 Intertek Testing
          Services PLC*         294,882
  35,520 Marks & Spencer
          Group PLC             179,332
  21,690 Royal Bank of
          Scotland Group PLC    409,374
  27,130 Vodafone Group PLC     348,078
  24,370 Willis Group
          Holdings Ltd.*        816,151
--------------------------------------------------------------------------------
                              3,053,855

TOTAL COMMON STOCKS
   (cost $27,901,663)        24,669,759
--------------------------------------------------------------------------------

Principal
Amount                           Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS:  1.6%
Money Market Investment: 1.6%
$388,835 UMB Money
          Market Fiduciary,
          0.5458%, 12/31/2031   388,835
--------------------------------------------------------------------------------

TOTAL SHORT-TERM
   INVESTMENTS
   (cost $388,835)              388,835
--------------------------------------------------------------------------------


TOTAL INVESTMENTS
   IN SECURITIES: 100.4%
   (cost  $28,290,498+)     $25,058,594
Liabilities in excess of
   Other Assets: (0.4)%         (93,609)
--------------------------------------------------------------------------------

NET ASSETS: 100.0%          $24,964,985
================================================================================

*    Non-income producing security.

+ At September 30, 2002, the basis of investments for federal income tax purposes was $28,711,739. Unrealized appreciation and depreciation were as follows:

  Gross unrealized appreciation $  339,558
  Gross unrealized depreciation (3,992,703)
--------------------------------------------------------------------------------
   Net unrealized depreciation $(3,653,145)
================================================================================
See accompanying Notes to Financial Statements.


                     Duncan-Hurst International Growth Fund

SCHEDULE OF INVESTMENTS at September 30, 2002 (Unaudited) (Continued)

                                                                   % of
Industry                                                        Net Assets

Appliances                                                          1.3%
Audio/Video Products                                                1.3
Automobiles                                                         5.5
Automobile Parts/Equipment                                          1.6
Banks                                                               6.5
Beverages                                                           2.9
Bicycle Manufacturing                                               1.1
Building Heavy Construction                                         2.3
Building & Construction Products                                    0.7
Building - Residential                                              0.9
Chemicals                                                           2.7
Chemicals-Speciality                                                0.9
Commercial Banks                                                    2.2
Commercial Services                                                 2.0
Computers                                                           0.6
Cosmetics & Toiletries                                              1.0
Distribution/Wholesale                                              0.5
Diversified Financial Services                                      1.8
Diversified Manufacturing                                           0.5
Electronic Components - Miscellaneous                               2.0
Electronic Components - Semiconductor                               2.6
Engineering/Research & Development                                  0.5
Finance-Investment Banker/Broker                                    1.0
Finance-Services                                                    1.0
Food & Kindred Products                                             3.3
Groceries                                                           1.7
Hotel/Motel                                                         0.5
Insurance                                                           4.9
Machinery                                                           1.7
Marine Services                                                     1.1
Medical-Biomedical                                                  0.5
Millwork                                                            0.3
Office Supplies & Equipment                                         1.4
Oil & Gas Drilling                                                  1.8
Oil Comp-Integrated                                                 2.7
Organic Chemicals                                                   0.8
Paper & Related Products                                            0.8
Petroleum Refining                                                  1.0
Pharmaceuticals                                                    10.9
Publishing Periodicals                                              0.6
Real Estate                                                         0.6
Retail                                                              9.6
Steel Products                                                      0.8
Telecommunication Equipment                                         1.7
Telecommunication Services                                          3.4
Therapeutics                                                        0.8
Toys                                                                1.2
Transportation                                                      1.3
Web Portals                                                         1.8
--------------------------------------------------------------------------------
Total Investments in Securities                                    98.6
Short-Term Investments                                              1.5
Liabilities in excess of Other Assets                              (0.1)
--------------------------------------------------------------------------------
Net Assets                                                        100.0%
================================================================================

See accompanying Notes to Financial Statements.


                           Duncan-Hurst Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2002 (Unaudited)

                                                        Aggressive International
                                                          Growth      Growth
                                                           Fund        Fund
--------------------------------------------------------------------------------
 ASSETS
--------------------------------------------------------------------------------

   Investments in securities, at cost                  $6,363,111  $28,290,498

   Investments in securities, at value                  6,143,518   25,058,594
   Cash                                                   158,578        1,956
   Receivables:
      Dividends and interest                                  316       49,755
      Investment securities sold                                -      546,619
      Due from Advisor                                     20,974            -
      Fund shares sold                                    771,182      452,511
   Other assets                                             4,221        4,496

         Total assets                                   7,098,789   26,113,931

--------------------------------------------------------------------------------
 LIABILITIES
--------------------------------------------------------------------------------
   Payables:
      Investment securities purchased                           -      142,989
      Due to Advisor                                            -        4,770
      Fund shares redeemed                              1,727,885      954,761
      Administration fees                                   3,164        4,866
      Distribution fees                                       891          539
   Accrued expenses                                        46,699       41,021

      Total liabilities                                 1,778,639    1,148,946

   NET ASSETS                                          $5,320,150  $24,964,985

      Shares outstanding                                1,333,623    4,877,341
      Net asset value, offering and redemption price
         per share                                    $      3.99  $      5.12

--------------------------------------------------------------------------------
 COMPONENTS OF NET ASSETS
--------------------------------------------------------------------------------

   Paid-in capital                                    $35,482,350  $52,039,660
   Accumulated net investment loss                        (38,725)     (25,328)
   Accumulated net realized loss on investments
      and foreign currency                            (29,903,882) (23,818,425)
   Net unrealized depreciation on investments
      and foreign currency                               (219,593)  (3,230,922)

      Net assets                                     $  5,320,150  $24,964,985

See accompanying Notes to Financial Statements.

                            Duncan-Hurst Mutual Funds

STATEMENTS OF OPERATIONS
For the Six Months Ended SEptember 30, 2002 (Continued)

                                                    Aggressive     International
                                                      Growth          Growth
                                                       Fund            Fund
                                                     (Unaudited)    (Unaudited)

--------------------------------------------------------------------------------
 INVESTMENT INCOME
--------------------------------------------------------------------------------
   Income
      Dividends (net of foreign taxes withheld of
         $0 and $26,804, respectively)              $     6,151     $185,102
      Interest                                              273          964
      Other                                               8,198       22,510

         Total income                                    14,622      208,576

   Expenses
      Advisory fees                                      40,754      195,987
      Distribution fees-R Class                           2,683        1,563
      Administration fees                                16,907       31,000
      Custody fees                                       10,191       54,481
      Fund accounting fees                               21,069       27,493
      Transfer agent fees                                23,974       28,383
      Audit fees                                          8,591        8,623
      Reports to shareholders                             4,163        2,534
      Registration expense                               11,403       12,308
      Trustee fees                                        3,282        4,313
      Legal fees                                          2,387        1,777
      Miscellaneous expenses                              1,991        1,810
      Insurance expense                                     543          913

         Total expenses                                 147,938      371,185
         Less: fees waived and expenses absorbed        (94,591)    (137,281)

         Net expenses                                    53,347      233,904

            Net investment loss                         (38,725)     (25,328)



See accompanying Notes to Financial Statements.

                            Duncan-Hurst Mutual Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 2002 (Continued)

                                                      Aggressive   International
                                                        Growth         Growth
                                                         Fund           Fund
                                                      (Unaudited)    (Unaudited)

--------------------------------------------------------------------------------
 REALIZED AND UNREALIZED LOSS ON INVESTMENTS
--------------------------------------------------------------------------------
   Net realized loss on investments
      and foreign currency                           $(1,106,172) $(1,748,853)
   Change in unrealized appreciation/
      depreciation on investments and
      foreign currency                                (1,143,917)  (6,436,625)

      Net realized and unrealized loss on
         investments and foreign currency             (2,250,089)  (8,185,478)

      Net decrease in net assets
         resulting from operations                   $(2,288,814) $(8,210,806)


See accompanying Notes to Financial Statements.

                            Duncan-Hurst Mutual Funds

STATEMENTS OF CHANGES IN NET ASSETS


                                Aggressive               International
                               Growth Fund  Aggressive    Growth Fund    International
                                Six Months  Growth Fund    Six Months     Growth Fund
                                  Ended        Year          Ended           Year
                              September 30,   Ended       September 30,      Ended
                                   2002      March 31,        2002         March 31,
                               (Unaudited)      2002       (Unaudited)       2002
--------------------------------------------------------------------------------
 DECREASE IN NET ASSETS FROM:
--------------------------------------------------------------------------------
 OPERATIONS
   Net investment loss        $   (38,725)  $  (209,627)$     (25,328)  $ (168,696)
   Net realized loss
      on investments and
      foreign currency         (1,106,172)   (8,401,666)   (1,748,853)  (9,359,488)
   Change in unrealized
      appreciation/
      depreciation on
      investments and
      foreign currency         (1,143,917)    1,997,843    (6,436,625)   5,643,158

      Net decrease in net
         assets resulting
         from operations       (2,288,814)   (6,613,450)   (8,210,806)  (3,885,026)


--------------------------------------------------------------------------------------
 DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------
   From net realized gains
      Class R                           -            -             -             -
      Class I                           -            -             -             -

      Total distributions
         to shareholders                -             -             -            -


--------------------------------------------------------------------------------------
 CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------
Proceeds from shares sold
   Class R                        101,499       782,278       843,992      607,240
   Class I                      2,009,203     4,402,044       520,508   15,305,421
Proceeds from shares reinvested
   Class R                              -             -             -           -
   Class I                              -            -              -           -




See accompanying Notes to Financial Statements.


                           Duncan-Hurst Mutual Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                               Aggressive               International
                              Growth Fund    Aggressive   Growth Fund International
                               Six Months   Growth Fund    Six Months   Growth Fund
                                    Ended          Year         Ended          Year
                            September 30,         Ended September 30,         Ended
                                     2002     March 31,          2002     March 31,
                              (Unaudited)          2002   (Unaudited)          2002
--------------------------------------------------------------------------------------
 CAPITAL SHARE TRANSACTIONS-- (continued)
--------------------------------------------------------------------------------------

Cost of shares redeemed
   Class R                    $(2,497,536)  $(1,166,356)  $(2,115,591) $  (827,997)
   Class I                     (5,544,248)   (5,295,363)     (726,208)  (5,729,265)

   Net increase (decrease) in
      net assets derived from
      net change in
      outstanding shares (a)   (5,931,082)   (1,277,397)  (1,477,299)     9,355,399

      Total increase
         (decrease) in net
         assets                (8,219,896)   (7,890,847)   (9,688,105)   5,470,373


--------------------------------------------------------------------------------------
 NET ASSETS
--------------------------------------------------------------------------------------

   Beginning of period         13,540,046    21,430,893    34,653,090   29,182,717

   End of period              $ 5,320,150   $13,540,046   $24,964,985  $34,653,090


(a) A summary of capital share transactions is as follows:

Class R Shares
   Shares sold                     23,852       119,482       128,081       91,819
   Shares reinvested                    -             -             -            -
   Shares redeemed               (625,018)     (179,893)     (370,089)    (123,774)

   Net increase (decrease)       (601,166)      (60,411)     (242,008)     (98,986)


Class I Shares
   Shares sold                    480,195       680,984       100,926    2,106,370
   Shares reinvested                    -             -             -            -
   Shares redeemed             (1,154,442)     (943,205)     (118,016)    (877,235)

   Net increase (decrease)       (674,247)     (262,221)      (17,090)   1,842,227


See accompanying Notes to Financial Statements.

                           Duncan-Hurst Mutual Funds

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period


                                            Aggressive
                                            Growth Fund   Aggressive    Aggressive
                                            Six Months    Growth Fund   Growth Fund
                                            Ended             Year         Year
                                            September 30,    Ended         Ended
                                            2002            March 31,     March 31,
                                            (Unaudited)       2002          2001
--------------------------------------------------------------------------------------
Net asset value,
   beginning of period                          $5.20        $7.32       $22.46


--------------------------------------------------------------------------------------
 Income from investment operations:
--------------------------------------------------------------------------------------
   Net investment loss                          (0.02)       (0.08)       (0.09)
   Net realized and unrealized
      gain (loss) on investments                (1.19)       (2.04)      (13.55)

Total from investment operations                (1.21)       (2.12)      (13.64)


--------------------------------------------------------------------------------------
 Less distributions to shareholders:
--------------------------------------------------------------------------------------
   From net realized gains                       -            -           (1.50)

Net asset value, end of period                  $3.99        $5.20        $7.32


Total return                                   (23.27%)**   (28.96%)     (62.80%)


--------------------------------------------------------------------------------------
 Ratios/supplemental data:
--------------------------------------------------------------------------------------
   Net assets, end
      of period (millions)                      $5.3        $10.4        $16.6

--------------------------------------------------------------------------------------
 Ratio of expenses to average net assets:
--------------------------------------------------------------------------------------
   Before fees waived and
      expenses absorbed                          3.55%*       2.28%        1.88%
   After fees waived and
      expenses absorbed                          1.23%*       1.23%        1.25%

--------------------------------------------------------------------------------------
 Ratio of net investment loss to average net assets:
--------------------------------------------------------------------------------------
   Before fees waived and
      expenses absorbed                         (3.19%)*     (2.09%)      (1.64%)
   After fees waived
      and expenses absorbed                     (0.87%)*     (1.04%)      (1.01%)
Portfolio turnover rate                        112.37%**    294.07%      434.43%

*  Annualized.
** Not annualized.
+  Commencement of operations.


See accompanying Notes to Financial Statements.

                           Duncan-Hurst Mutual Funds

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period (Continued)

                                                     International
                                     Aggressive      Growth        International
                                     Growth Fund     Six Months     Growth
                                     October 19,     Ended          Year
                                     1999  through   September 30,  Ended
                                     March 31,       2002           March 31
                                     2000            (Unaudited)    2002
Net asset value,
   beginning of period                    $11.53        $6.74        $7.40


--------------------------------------------------------------------------------
 Income from investment operations:
--------------------------------------------------------------------------------
   Net investment loss                     (0.07)        0.00        (0.08)
   Net realized and unrealized
      gain (loss) on investments           11.00        (1.62)       (0.58)

Total from investment operations           10.93        (1.62)       (0.66)


--------------------------------------------------------------------------------
 Less distributions to shareholders:
--------------------------------------------------------------------------------
   From net realized gains                  -            -            -

Net asset value, end of period            $22.46        $5.12        $6.74


Total return                               94.80%**    (24.15%)**    (8.92)%


--------------------------------------------------------------------------------
 Ratios/supplemental data:
--------------------------------------------------------------------------------
   Net assets, end
      of period (millions)                $25.3        $24.9        $33.0

--------------------------------------------------------------------------------
 Ratio of expenses to average net assets:
--------------------------------------------------------------------------------
   Before fees waived and
      expenses absorbed                     2.52%*       2.36%*       2.39%
   After fees waived and
      expenses absorbed                     1.25%*       1.48%*       1.48%

--------------------------------------------------------------------------------
 Ratio of net investment loss to average net assets:
--------------------------------------------------------------------------------
   Before fees waived and
      expenses absorbed                    (2.30%)*     (1.03%)*     (1.47%)
   After fees waived and
      expenses absorbed                    (1.03%)*     (0.15%)*     (0.60%)
Portfolio turnover rate                   239.99%**     99.30%**    259.28%

*  Annualized.
** Not annualized.
+  Commencement of operations.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period (Continued)

                           Duncan-Hurst Mutual Funds

                                                International      International
                                                Growth             Growth
                                                Year               June 30, 1999
                                                Ended              through
                                                March 31,          March 31,
                                                2001               2000
Net asset value,
   beginning of period                           $21.38           $10.00


--------------------------------------------------------------------------------
 Income from investment operations:
--------------------------------------------------------------------------------
   Net investment loss                           (0.07)           (0.13)
   Net realized and unrealized
      gain (loss) on investments                 (9.42)           11.51

Total from investment operations                 (9.49)           11.38


--------------------------------------------------------------------------------
 Less distributions to shareholders:
--------------------------------------------------------------------------------
   From net realized gains                       (4.49)            -

Net asset value, end of period                    $7.40           $21.38

Total return                                   (48.60)%           113.80%**


--------------------------------------------------------------------------------
 Ratios/supplemental data:
--------------------------------------------------------------------------------
   Net assets, end
      of period (millions)                        $27.1           $39.0

--------------------------------------------------------------------------------
 Ratio of expenses to average net assets:
--------------------------------------------------------------------------------
   Before fees waived and
      expenses absorbed                           2.47%            2.33%*
   After fees waived and
      expenses absorbed                           1.48%            1.48%*

--------------------------------------------------------------------------------
 Ratio of net investment loss to average net assets:
--------------------------------------------------------------------------------
   Before fees waived and
      expenses absorbed                         (1.69%)            (2.02%)*
   After fees waived and
      expenses absorbed                         (0.70%)            (1.17%)*
Portfolio turnover rate                         324.24%           161.42%**

*  Annualized.
** Not annualized.
+  Commencement of operations.
See accompanying Notes to Financial Statements.

                            Duncan-Hurst Mutual Funds

        NOTES TO FINANCIAL STATEMENTS at September 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION
--------------------------------------------------------------------------------

     Duncan-Hurst Aggressive Growth Fund and Duncan-Hurst International Growth Fund (the "Funds") are each a series of shares of beneficial interest of the Professionally Managed Portfolios (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Duncan-Hurst Aggressive Growth Fund Class R and Class I commenced operations on March 31, 1999 and October 19, 1999, respectively. The Aggressive Growth Fund Class R ceased operations on September 30, 2002. Duncan-Hurst International Growth Fund Class R and Class I commenced operations on June 30, 1999. The International Growth Fund Class R ceased operations on September 30, 2002. The investment objective of each Fund is long-term growth of capital.

--------------------------------------------------------------------------------
 NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States.

     A. Security Valuation. Securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which, when combined with accrued interest, approximates market value.

     B. Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate at the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign currency gains and losses from dividends receivable and other foreign currency denominated receivables and payables in realized and unrealized gain (loss) on investments and foreign currency. The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates

                           Duncan-Hurst Mutual Funds

NOTES TO FINANCIAL STATEMENTS at September 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
on investments are thus included with net realized and unrealized gain (loss) on investments and foreign currency.

     C. Federal Income Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

     D. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
 NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
--------------------------------------------------------------------------------

     Duncan-Hurst Capital Management Inc. (the "Adviser") provides the Funds with investment management services under an Investment Advisory Agreement. The Adviser furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% for Duncan-Hurst Aggressive Growth Fund and 1.25% for Duncan-Hurst International Growth Fund based upon the average daily net assets of the Funds. For the six months ended September 30, 2002, the advisory fees incurred were $40,754 and $195,987 for Duncan-Hurst Aggressive Growth Fund and Duncan-Hurst International Growth Fund, respectively.

     The Funds are responsible for their own operating expenses. The Adviser however has contractually agreed to limit the Funds' total expenses by reducing all or a portion of their fees and reimbursing the Funds for expenses, excluding interest and tax expense, so that their ratio of expenses to average net assets will not exceed the following:

Duncan-Hurst Aggressive Growth Fund                                     1.23%
Duncan-Hurst International Growth Fund                                  1.48%

                            Duncan-Hurst Mutual Funds
NOTES TO FINANCIAL STATEMENTS at September 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

     Any reduction in advisory fees or payment of expenses made by the Adviser is subject to reimbursement by the respective Fund if requested by the Adviser in subsequent fiscal years. Under the Expense Limitation Agreement, the Adviser may recoup reimbursements made in a Fund's first fiscal year in any of the five succeeding fiscal years, reimbursements made in a Fund's second fiscal year in any of the four succeeding fiscal years and any reimbursements in years subsequent to fiscal year two, over the subsequent three fiscal years after the reimbursements are made. Any such reimbursement is contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Funds must pay their current ordinary expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.

     For the six months ended September 30, 2002, the Adviser waived fees and absorbed expenses as follows:


                                                    Fees            Expenses
                                                   Waived           Absorbed

Duncan-Hurst Aggressive Growth Fund               $ 40,754           $53,837
Duncan-Hurst International Growth Fund             137,281            -

     At September 30, 2002, the cumulative amounts subject to recoupment by the Adviser, all of which must be recouped no later than March 31, 2006, are as follows:

Duncan-Hurst Aggressive Growth Fund                                $ 645,092
Duncan-Hurst International Growth Fund                             1,039,471

     U.S. Bancorp Fund Services, LLC, (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee from each Fund at the following annual rates (subject to a minimum fee of $35,000 per Fund):

Under $75 million       0.20% of average daily net assets
$75 to $150 million     0.15% of average daily net assets
$150 to $200 million    0.10% of average daily net assets
Over $200 million       0.05% of average daily net assets


                            Duncan-Hurst Mutual Funds

NOTES TO FINANCIAL STATEMENTS at September 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

     U.S. Bank, N.A., an affiliate of USBFS, serves as custodian and USBFS serves as transfer agent and accounting services agent for the Funds.

     For the six months ended September 30, 2002, Duncan-Hurst Aggressive Growth Fund and Duncan-Hurst International Growth Fund, incurred $16,907 and $31,000, respectively, in administration fees.

     Quasar  Distributors,  LLC (the "Distributor") acts as the Funds' principal
underwriter  in  a  continuous  public  offering  of  the  Funds'  shares.   The
Distributor is an affiliate of the Administrator.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator.

--------------------------------------------------------------------------------
 NOTE 4 - DISTRIBUTION PLAN
--------------------------------------------------------------------------------

     The Funds have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Adviser, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of Class R shares of the Funds. The fee is paid to the Adviser as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the six months ended September 30, 2002, Duncan-Hurst Aggressive Growth Fund and Duncan-Hurst International Growth Fund incurred fees of $2,683 and $1,563, respectively, pursuant to the Plan.

--------------------------------------------------------------------------------
 NOTE 5 - PURCHASES AND SALES OF SECURITIES
--------------------------------------------------------------------------------

     The cost of purchases, and the proceeds from the sales of securities, other than short-term investments, for the six months ended September 30, 2002 are as follows:

                                                Purchases           Sales

Duncan-Hurst Aggressive Growth Fund            $ 9,552,639       $15,186,625
Duncan-Hurst International Growth Fund          30,491,743        31,968,821



                            Duncan-Hurst Mutual Funds

NOTES TO FINANCIAL STATEMENTS at September 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
 NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------

     The tax character of distributions paid during the years ended March 31, 2002 and 2001 were as follows:


Duncan-Hurst Aggressive                   Duncan-Hurst International
  Growth Fund                              Growth Fund
I Class                                   I Class

                        2002     2001                         2002      2001

Distributions paid from:                  Distributions paid from:
  Ordinary income        $ -  $2,284,424   Ordinary income    $ -  $10,826,100


                         $ -  $2,284,424                      $ -  $10,826,100


     As of March 31, 2002, the components of distributable earnings on a tax basis were as follows:

Duncan-Hurst Aggressive                   Duncan-Hurst International
  Growth Fund                              Growth Fund
Undistributed long-                       Undistributed long-
term gain                   $(26,551,595)   term gain             $(20,449,226)
Unrealized depreciation       (1,321,791) Unrealized depreciation    1,585,357
                           -------------                        --------------
                            $(27,873,386)                         $(18,863,869)


The difference between the book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the deferral of losses incurred after October 31.

--------------------------------------------------------------------------------
 NOTE 7 - INFORMATION ABOUT TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

     The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request.








                            Duncan-Hurst Mutual Funds

NOTES TO FINANCIAL STATEMENTS at September 30, 2002 (Unaudited) (Continued)

--------------------------------------------------------------------------------------------------------------
                              Independent Trustees
--------------------------------------------------------------------------------------------------------------
                                    Term of                                     # of Funds       Other
                        Position    Office and                                  in complex       Directorships
                        Held with   Length of     Principal Occupation          overseen         Held by
Name, Age and Address   the Trust   Time Served   During Past Five Years        by Trustee       Trustee
--------------------------------------------------------------------------------------------------------------
Dorothy A. Berry        Chairman    Indefinite    Talon Industries              19               Not
Born (1943)             and         Term          (administrative,                               Applicable
615 E. Michigan St.     Trustee     Since         management & business
Milwaukee, WI 53202                 May 1991      consulting); formerly
                                                  Chief Operating Officer,
                                                  Integrated Assets
                                                  Management (investment
                                                  advisor and manager) and
                                                  formerly President, Value
                                                  Line, Inc., (investment
                                                  advisory & financial
                                                  publishing firm).
--------------------------------------------------------------------------------------------------------------

Wallace L. Cook         Trustee     Indefinite    Retired. Formerly Senior      19               Not
Born (1939)                         Term          Vice President, Rockefeller                    Applicable
615 E. Michigan St.                 Since         Trust Co.; Financial
Milwaukee, WI 53202                 May 1991      Counselor, Rockefeller &
                                                  Co.

Carl A. Froebel         Trustee     Indefinite    Private Investor. Formerly    19               Not
Born (1938)                         Term          Managing Director,                             Applicable
615 E. Michigan St.                 Since         Premier Solutions, Ltd.;
Milwaukee, WI 53202                 May 1991      formerly President and
                                                  Founder, National Investor
                                                  Data Services, Inc.
                                                  (investment related
                                                  computer software).

Ashley T. Rabun         Trustee     Indefinite    Founder and Chief             19              Trustee,
Born (1952)                         Term          Executive Officer,                            E*TRADE
615 E. Michigan St.                 Since         InvestorReach, Inc.,
Milwaukee, WI 53202                 May 2002      (financial services
                                                  marketing and distribution
                                                  consulting); formerly
                                                  Partner and Director,
                                                  Nicholas-Applegate Capital
                                                  Management,(investment
                                                  management).

Rowley W.P. Redington   Trustee     Indefinite    President; Intertech          19              Not
Born (1944)                         Term          Computer Services Corp.                       Applicable
615 E. Michigan St.                 Since         (consumer electronics and
Milwaukee, WI 53202                 May 1991      computer service and
                                                  marketing); formerly Vice
                                                  President, PRS of New
                                                  Jersey, Inc. (management
                                                  consulting), and Chief
                                                  Executive Officer, Rowley
                                                  Associates (consultants).


                            Duncan-Hurst Mutual Funds
--------------------------------------------------------------------------------------------------------------
                        Interested Trustees and Officers
--------------------------------------------------------------------------------------------------------------
                                    Term of                                     # of Funds       Other
                        Position    Office and                                  in complex       Directorships
                        Held with   Length of     Principal Occupation          overseen         Held by
Name, Age and Address   the Trust   Time Served   During Past Five Years        by Trustee       Trustee
--------------------------------------------------------------------------------------------------------------

Steven J. Paggioli      Trustee     Indefinite    Consultant, U.S. Bancorp      19                Trustee,
Born (1950)                         Term          Fund Services, LLC since                        Managers
915 Broadway                        Since         July, 2001; formerly                            Funds.
New York, NY 10010                  May 1991      Executive Vice President,
                                                  Investment Company
                                                  Administration, LLC
                                                  ("ICA") (mutual fund
                                                  administrator and the Fund's
                                                  former administrator).
--------------------------------------------------------------------------------------------------------------

Robert M. Slotky        President   Indefinite    Vice President, U.S.          --                Not
Born (1947)                         Term          Bancorp Fund Services,                          Applicable
2020 E. Financial Way,              Since         LLC since July, 2001;
Suite 100                           August 2002   formerly, Senior Vice
Glendora, CA 91741                                President, ICA
                                                  (May 1997-July 2001).

Eric W. Falkeis         Treasurer   Indefinite    Vice President, U.S.          --                Not
Born (1973)                         Term          Bancorp Fund Services,                          Applicable
615 E. Michigan St.                 Since         LLC since 1997; Chief
Milwaukee, WI 53202                 August 2002   Financial Officer, Quasar
                                                  Distributors, LLC, since
                                                  2000.

Chad E. Fickett         Secretary   Indefinite    Compliance                    --                Not
Born (1973)                         Term          Administrator, U.S.                            Applicable
615 E. Michigan St.                 Since         Bancorp Fund Services,
Milwaukee, WI 53202                 March 2002    LLC since July, 2000.


                                 Duncant-Hurst
                                  MUTUAL FUNDS

                      DUNCAN-HURST CAPITAL MANAGEMENT INC.
                     -------------------------------------
                             AGGRESSIVE GROWTH FUND
                           INTERNATIONAL GROWTH FUND




                      c/o U.S. Bancorp Fund Services, LLC
                       615 E. Michigan Street, 3rd Floor
                            Milwaukee, WI 53202-5207

                                or P.O. Box 701
                            Milwaukee, WI 53201-0701



                      For more information: 1-800-558-9105